Financial Instruments and Risk Management (Details) - Schedule of Contractual Maturities of Financial Liabilities	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CAD ($)
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities		$ 617,004		$ 1,396,960
Due to related parties		42,433		206,494
Lease liability			$ 38,390	38,390
Total		659,437		1,641,844
Within 1 year [Member]
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities		617,004		1,396,960
Due to related parties		42,433		206,494
Lease liability				38,390
Total		659,437		1,641,844
Within 2-5 years [Member]
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability
Total